UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® International Credit Central Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary June 30, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures and Swaps - 30.5%
Forward foreign currency contracts - (77.9)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Forward foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 64.9%
		Principal Amount (a)	Value ($)
Australia - 1.9%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	300,000	278,256
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,255,000	1,065,472
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	1,075,000	1,040,299
6.75% 12/2/44 (Reg. S) (b)		2,200,000	2,172,500
TOTAL AUSTRALIA			4,556,527
Belgium - 0.1%
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	165,000	216,789
Canada - 0.8%
Royal Bank of Canada 4.125% 7/5/28 (Reg. S)	EUR	1,800,000	1,951,679
Denmark - 2.1%
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (b)	GBP	1,595,000	1,693,028
4.625% 4/13/27 (Reg. S) (b)	GBP	565,000	675,796
4.75% 6/21/30 (Reg. S) (b)	EUR	2,400,000	2,608,452
TOTAL DENMARK			4,977,276
Finland - 0.7%
Nordea Bank ABP 4.125% 5/5/28 (Reg. S)	EUR	1,620,000	1,749,897
France - 7.3%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		780,000	649,540
2.5% 3/31/32 (Reg. S) (b)	EUR	1,200,000	1,164,105
4.125% 5/24/33 (Reg. S)	EUR	1,300,000	1,416,971
BPCE SA:
1.5% 1/13/42 (Reg. S) (b)	EUR	3,000,000	2,751,415
4.75% 6/14/34 (Reg. S) (b)	EUR	200,000	218,713
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	400,000	418,590
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S) (b)(d)	GBP	1,000,000	1,250,615
4.875% 10/23/29 (Reg. S)	GBP	400,000	472,300
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	1,600,000	1,811,764
5.7% 5/23/28 (c)		850,000	848,717
6.25% 5/23/33 (c)		850,000	864,092
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	645,000	574,309
Lagardere S.C.A. 1.75% 10/7/27 (Reg. S)	EUR	1,500,000	1,592,066
Societe Generale:
4.75% 11/24/25 (c)		1,220,000	1,162,036
6.691% 1/10/34 (b)(c)		500,000	509,033
Technip Energies NV 1.125% 5/28/28	EUR	1,250,000	1,161,529
Valeo SA 1% 8/3/28 (Reg. S)	EUR	200,000	176,629
TOTAL FRANCE			17,042,424
Germany - 7.3%
ACCENTRO Real Estate AG 5.3596% 2/13/26 (Reg. S) (e)	EUR	2,242,800	1,443,933
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (b)	EUR	8,300,000	3,482,401
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	850,000	940,886
Commerzbank AG 8.625% 2/28/33 (Reg. S) (b)	GBP	200,000	243,995
Deutsche Annington Finance BV 5% 10/2/23 (c)		950,000	943,217
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	1,700,000	1,709,809
4% 6/24/32 (Reg. S) (b)	EUR	1,200,000	1,148,929
6.125% 12/12/30 (Reg. S) (b)	GBP	2,000,000	2,328,338
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	1,900,000	1,648,258
Robert Bosch GmbH:
4% 6/2/35 (Reg. S)	EUR	700,000	774,381
4.375% 6/2/43 (Reg. S)	EUR	500,000	558,491
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	800,000	718,184
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	500,000	495,814
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	700,000	663,586
TOTAL GERMANY			17,100,222
Greece - 0.4%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	930,000	898,060
Hong Kong - 0.7%
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (b)		2,100,000	1,766,625
Ireland - 5.4%
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (b)	EUR	760,000	779,304
2.25% 4/4/28 (Reg. S) (b)	EUR	3,565,000	3,526,876
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	3,735,000	3,538,099
2.375% 10/14/29 (Reg. S) (b)	EUR	785,000	816,735
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		4,122,000	3,922,034
TOTAL IRELAND			12,583,048
Italy - 1.0%
Enel SpA 3.375% (Reg. S) (b)(f)	EUR	630,000	629,741
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	1,224,000	1,164,938
5.861% 6/19/32 (b)(c)		565,000	513,682
TOTAL ITALY			2,308,361
Luxembourg - 1.9%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	604,000	615,394
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	3,510,000	2,866,816
1.75% 3/12/29 (Reg. S)	EUR	355,000	287,327
2.625% 10/20/28 (Reg. S)	GBP	660,000	612,865
TOTAL LUXEMBOURG			4,382,402
Mexico - 1.5%
Petroleos Mexicanos 6.5% 3/13/27		3,910,000	3,470,125
Netherlands - 3.7%
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		1,220,000	1,146,800
5.75% 8/15/50 (Reg. S) (b)		2,355,000	2,263,979
ING Groep NV 4.75% 5/23/34 (Reg. S) (b)	EUR	2,600,000	2,837,330
JDE Peet's BV 2.25% 9/24/31 (c)		431,000	333,754
Rabobank Nederland 4% 1/10/30 (Reg. S)	EUR	900,000	962,370
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	600,000	652,131
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	665,000	581,542
TOTAL NETHERLANDS			8,777,906
Poland - 0.8%
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,155,000	1,790,083
Portugal - 0.2%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	600,000	563,301
Spain - 0.7%
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	700,000	893,617
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	700,000	753,169
TOTAL SPAIN			1,646,786
Sweden - 1.2%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (b)	EUR	893,000	966,258
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	910,879
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	350,000	245,588
1.75% 1/14/25 (Reg. S)	EUR	769,000	688,089
TOTAL SWEDEN			2,810,814
Switzerland - 2.1%
UBS Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	1,170,000	1,158,743
4.194% 4/1/31 (b)(c)		1,315,000	1,170,428
4.75% 3/17/32 (Reg. S) (b)	EUR	885,000	960,408
4.988% 8/5/33 (Reg. S) (b)		500,000	463,315
6.537% 8/12/33 (b)(c)		470,000	481,474
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		970,000	768,405
TOTAL SWITZERLAND			5,002,773
United Kingdom - 21.4%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	300,000	385,446
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	465,000	441,950
Barclays PLC:
5.262% 1/29/34 (Reg. S) (b)	EUR	550,000	598,855
5.746% 8/9/33 (b)		397,000	383,956
7.437% 11/2/33 (b)		650,000	703,228
8.407% 11/14/32 (Reg. S) (b)	GBP	805,000	1,013,028
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	1,340,000	1,379,817
7.125% 2/14/24	GBP	1,205,000	1,530,812
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S) (b)	EUR	1,420,000	1,553,505
4.856% 5/23/33 (Reg. S) (b)	EUR	1,300,000	1,424,538
7.39% 11/3/28 (b)		1,105,000	1,166,198
8.201% 11/16/34 (Reg. S) (b)	GBP	785,000	1,009,370
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		1,517,000	1,412,859
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	900,000	1,109,624
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	1,010,000	1,087,255
John Lewis PLC 6.125% 1/21/25	GBP	5,242,000	6,395,707
Lloyds Banking Group PLC:
1.985% 12/15/31 (b)	GBP	1,120,000	1,174,769
4.5% 1/11/29 (Reg. S) (b)	EUR	675,000	725,434
4.976% 8/11/33 (b)		480,000	448,993
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,745,000	1,955,345
National Grid Gas Finance PLC 4.25% 7/5/29 (Reg. S)	EUR	775,000	840,420
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	1,655,000	1,729,041
3.619% 3/29/29 (Reg. S) (b)	GBP	1,140,000	1,242,111
3.622% 8/14/30 (Reg. S) (b)	GBP	615,000	718,657
7.416% 6/6/33 (Reg. S) (b)	GBP	885,000	1,087,559
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	1,865,000	1,747,632
Rolls-Royce PLC:
1.625% 5/9/28 (Reg. S)	EUR	875,000	806,825
3.375% 6/18/26	GBP	570,000	637,503
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	400,000	451,299
6.125% 2/26/24	GBP	385,000	487,786
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	576,000	604,570
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	1,470,000	1,721,357
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	770,000	919,239
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	955,000	787,857
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	862,000	979,792
4.5% 9/7/23 (Reg. S)	GBP	1,330,000	1,673,222
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	510,000	469,315
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	415,000	473,072
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (b)	GBP	480,000	569,976
6.25% 10/3/78 (Reg. S) (b)		1,109,000	1,094,317
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	735,000	924,937
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	645,000	680,848
3.375% 10/16/25 (Reg. S)	GBP	3,130,000	3,640,063
TOTAL UNITED KINGDOM			50,188,087
United States of America - 3.7%
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	1,560,000	1,750,596
Duke Energy Corp. 3.85% 6/15/34	EUR	1,060,000	1,054,267
Ford Motor Credit Co. LLC 6.86% 6/5/26	GBP	950,000	1,175,746
General Motors Financial Co., Inc. 5.15% 8/15/26 (Reg. S)	GBP	475,000	571,607
Morgan Stanley 4.656% 3/2/29 (b)	EUR	725,000	794,754
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	930,000	922,321
Southern Co. 1.875% 9/15/81 (b)	EUR	2,965,000	2,526,485
TOTAL UNITED STATES OF AMERICA			8,795,776
TOTAL NONCONVERTIBLE BONDS (Cost $179,183,397)			152,578,961

U.S. Government and Government Agency Obligations - 4.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 4.0%
U.S. Treasury Bonds:
3.25% 5/15/42 (g)	7,380,000	6,585,497
6.25% 5/15/30	1,000,000	1,134,297
U.S. Treasury Notes 4.125% 1/31/25	1,655,000	1,629,011

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,361,298)		9,348,805

Foreign Government and Government Agency Obligations - 14.2%
		Principal Amount (a)	Value ($)
Germany - 8.5%
German Federal Republic:
0% 5/15/35 (Reg. S)	EUR	5,605,000	4,594,600
1% 5/15/38(Reg. S)	EUR	2,450,000	2,179,918
1.25% 8/15/48 (g)	EUR	4,070,000	3,523,618
2.2% 12/12/24(Reg. S)	EUR	7,430,000	7,978,186
2.5% 3/13/25(Reg. S)	EUR	1,540,000	1,659,375
TOTAL GERMANY			19,935,697
United Kingdom - 5.7%
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	1,955,000	2,398,811
2.25% 9/7/23	GBP	8,645,000	10,919,839
TOTAL UNITED KINGDOM			13,318,650
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $36,633,200)			33,254,347

Preferred Securities - 13.5%
		Principal Amount (a)	Value ($)
Australia - 0.5%
QBE Insurance Group Ltd. 5.25% (Reg. S) (b)(f)		1,315,000	1,215,737
Canada - 0.6%
Bank of Nova Scotia:
3 month U.S. LIBOR + 2.640% 7.8459% (b)(d)(f)		850,000	719,002
4.9% (b)(f)		770,000	729,600
TOTAL CANADA			1,448,602
Czech Republic - 0.2%
CPI Property Group SA 3.75% (Reg. S) (b)(f)	EUR	1,525,000	557,182
Finland - 0.2%
Citycon Oyj 4.496% (Reg. S) (b)(f)	EUR	665,000	476,447
France - 1.9%
BNP Paribas SA 6.625% (Reg. S) (b)(f)		1,215,000	1,188,973
Electricite de France SA 5.625% (Reg. S) (b)(f)		1,490,000	1,502,833
Societe Generale 7.875% (Reg. S) (b)(f)		1,060,000	1,039,337
Veolia Environnement SA 2% (Reg. S) (b)(f)	EUR	800,000	731,408
TOTAL FRANCE			4,462,551
Germany - 4.3%
Aroundtown SA 3.375% (Reg. S) (b)(f)	EUR	3,900,000	1,832,106
AT Securities BV 5.25% (Reg. S) (b)(f)		4,250,000	1,868,399
Grand City Properties SA 1.5% (Reg. S) (b)(f)	EUR	2,900,000	1,261,324
Volkswagen International Finance NV:
3.748% (Reg. S) (b)(f)	EUR	800,000	774,845
3.875% (Reg. S) (b)(f)	EUR	3,900,000	3,564,984
4.625% (Reg. S) (b)(f)	EUR	690,000	725,668
TOTAL GERMANY			10,027,326
Ireland - 0.9%
AerCap Holdings NV 5.875% 10/10/79 (b)		1,860,000	1,778,697
AIB Group PLC 6.25% (Reg. S) (b)(f)	EUR	360,000	370,740
TOTAL IRELAND			2,149,437
Netherlands - 0.4%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (b)(d)(f)	EUR	859,075	869,791
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(f)	EUR	1,000,000	1,081,517
Telefonica Europe BV 3.875% (Reg. S) (b)(f)	EUR	1,100,000	1,144,071
TOTAL SPAIN			2,225,588
Sweden - 0.7%
Heimstaden Bostad AB 3.248% (Reg. S) (b)(f)	EUR	1,785,000	1,178,967
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(f)	EUR	1,750,000	371,335
TOTAL SWEDEN			1,550,302
Switzerland - 0.4%
Credit Suisse Group AG 7.5% (Reg. S) (b)(f)(h)		9,515,000	333,025
UBS Group AG 7% (Reg. S) (b)(f)		500,000	487,243
TOTAL SWITZERLAND			820,268
United Kingdom - 2.5%
Barclays PLC:
5.875% (Reg. S) (b)(f)	GBP	330,000	374,858
7.125% (b)(f)	GBP	200,000	230,680
8.875% (b)(f)	GBP	700,000	819,774
British American Tobacco PLC 3% (Reg. S) (b)(f)	EUR	2,555,000	2,376,136
Lloyds Banking Group PLC 5.125% (b)(f)	GBP	280,000	320,347
National Express Group PLC 4.25% (Reg. S) (b)(f)	GBP	525,000	590,610
SSE PLC 3.74% (Reg. S) (b)(f)	GBP	1,020,000	1,178,480
TOTAL UNITED KINGDOM			5,890,885
TOTAL PREFERRED SECURITIES (Cost $57,180,171)			31,694,116

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i) (Cost $3,103,205)	3,102,584	3,103,205

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.625% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 39 Index expiring June 2028, paying 5% quarterly. (Cost $271,338)	8/16/23	EUR	20,900,000	70,864

For the period, the average monthly notional amount at value for purchased swaptions in the aggregate was $33,543,953.
TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $285,732,609)	230,050,298
NET OTHER ASSETS (LIABILITIES) - 2.1%	4,919,962
NET ASSETS - 100.0%	234,970,260

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	5	Sep 2023	631,314	(47)	(47)
Eurex Euro-Bund Contracts (Germany)	1	Sep 2023	145,937	(99)	(99)
Eurex Euro-Schatz Contracts (Germany)	81	Sep 2023	9,267,398	(78,924)	(78,924)
TME 10 Year Canadian Note Contracts (Canada)	85	Sep 2023	7,861,898	(43,598)	(43,598)

TOTAL BOND INDEX CONTRACTS					(122,668)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	21	Sep 2023	1,625,152	(8,614)	(8,614)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	174	Sep 2023	35,381,813	(508,252)	(508,252)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	12	Sep 2023	1,285,125	(6,957)	(6,957)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	211	Sep 2023	26,777,219	(20,376)	(20,376)

TOTAL TREASURY CONTRACTS					(544,199)

TOTAL PURCHASED					(666,867)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	71	Sep 2023	8,593,201	64,002	64,002

TOTAL FUTURES CONTRACTS					(602,865)
The notional amount of futures purchased as a percentage of Net Assets is 35.3%
The notional amount of futures sold as a percentage of Net Assets is 3.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $123,448,870.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	700,000	USD	763,723	BNP Paribas S.A.	7/03/23	117
CAD	162,000	USD	122,556	Bank of America, N.A.	9/15/23	(128)
CAD	21,000	USD	15,961	HSBC Bank	9/15/23	(91)
EUR	176,000	USD	193,875	Brown Brothers Harriman & Co	9/15/23	(1,119)
EUR	175,000	USD	191,025	Brown Brothers Harriman & Co	9/15/23	637
EUR	5,916,000	USD	6,506,340	Brown Brothers Harriman & Co	9/15/23	(27,098)
EUR	14,691,000	USD	16,094,245	HSBC Bank	9/15/23	(4,564)
GBP	183,000	USD	232,862	Brown Brothers Harriman & Co	9/15/23	(401)
GBP	7,354,000	USD	9,297,280	Brown Brothers Harriman & Co	9/15/23	44,357
GBP	103,000	USD	129,861	Brown Brothers Harriman & Co	9/15/23	978
GBP	544,000	USD	693,454	Canadian Imperial Bk. of Comm.	9/15/23	(2,422)
GBP	158,000	USD	201,517	Royal Bank of Canada	9/15/23	(813)
USD	171,661	AUD	249,000	Bank of America, N.A.	9/15/23	5,445
USD	384,145	CAD	507,000	Royal Bank of Canada	9/15/23	990
USD	134,166,499	EUR	122,035,000	Bank of America, N.A.	9/15/23	512,962
USD	83,896,803	GBP	65,411,000	BNP Paribas S.A.	9/15/23	806,537
USD	131,354	GBP	103,000	State Street Bank and Trust Co	9/15/23	515

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,335,902

Unrealized Appreciation						1,372,538
Unrealized Depreciation						(36,636)

For the period, the average contract value for forward foreign currency contracts was $274,163,421. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Intesa Sanpaolo SpA	Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,630,000	(66)	3,791	3,725

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,888,832 or 3.8% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,139,686.
(h)	Non-income producing - Security is in default.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	12,016,704	63,583,559	72,497,058	331,353	-	-	3,103,205	0.0%
Total	12,016,704	63,583,559	72,497,058	331,353	-	-	3,103,205

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	152,578,961	-	152,578,961	-

U.S. Government and Government Agency Obligations	9,348,805	-	9,348,805	-

Foreign Government and Government Agency Obligations	33,254,347	-	33,254,347	-

Preferred Securities	31,694,116	-	31,694,116	-

Money Market Funds	3,103,205	3,103,205	-	-

Purchased Swaptions	70,864	-	70,864	-
Total Investments in Securities:	230,050,298	3,103,205	226,947,093	-
Derivative Instruments:

Assets
Futures Contracts	64,002	64,002	-	-
Forward Foreign Currency Contracts	1,372,538	-	1,372,538	-
Total Assets	1,436,540	64,002	1,372,538	-

Liabilities
Futures Contracts	(666,867)	(666,867)	-	-
Forward Foreign Currency Contracts	(36,636)	-	(36,636)	-
Swaps	(66)	-	(66)	-
Total Liabilities	(703,569)	(666,867)	(36,702)	-
Total Derivative Instruments:	732,971	(602,865)	1,335,836	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	70,864	0
Swaps (d)	0	(66)
Total Credit Risk	70,864	(66)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	1,372,538	(36,636)
Total Foreign Exchange Risk	1,372,538	(36,636)
Interest Rate Risk
Futures Contracts (c)	64,002	(666,867)
Total Interest Rate Risk	64,002	(666,867)
Total Value of Derivatives	1,507,404	(703,569)

(a)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $282,629,404)	$226,947,093
Fidelity Central Funds (cost $3,103,205)	3,103,205

Total Investment in Securities (cost $285,732,609)		$230,050,298
Foreign currency held at value (cost $2,744,163)		2,744,500
Receivable for investments sold		855,719
Unrealized appreciation on forward foreign currency contracts		1,372,538
Receivable for fund shares sold		275
Interest receivable		3,004,147
Distributions receivable from Fidelity Central Funds		28,074
Receivable for daily variation margin on futures contracts		234,305
Total assets		238,289,856
Liabilities
Payable for investments purchased	$3,181,079
Unrealized depreciation on forward foreign currency contracts	36,636
Payable for fund shares redeemed	98,429
Bi-lateral OTC swaps, at value	66
Other payables and accrued expenses	3,386
Total Liabilities		3,319,596
Net Assets		$234,970,260
Net Assets consist of:
Paid in capital		$367,749,297
Total accumulated earnings (loss)		(132,779,037)
Net Assets		$234,970,260
Net Asset Value , offering price and redemption price per share ($234,970,260 ÷ 3,050,097 shares)		$77.04

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$2,275,481
Interest		4,256,022
Income from Fidelity Central Funds		331,353
Total Income		6,862,856
Expenses
Custodian fees and expenses	$7,363
Independent trustees' fees and expenses	625
Total expenses before reductions	7,988
Expense reductions	(1,920)
Total expenses after reductions		6,068
Net Investment income (loss)		6,856,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(42,425,130)
Forward foreign currency contracts	(7,018,909)
Foreign currency transactions	45,909
Futures contracts	165,170
Swaps	(48,800)
Total net realized gain (loss)		(49,281,760)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	43,502,574
Forward foreign currency contracts	1,148,374
Assets and liabilities in foreign currencies	(60,149)
Futures contracts	(731,646)
Swaps	7,290
Total change in net unrealized appreciation (depreciation)		43,866,443
Net gain (loss)		(5,415,317)
Net increase (decrease) in net assets resulting from operations		$1,441,471

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,856,788	$14,705,780
Net realized gain (loss)	(49,281,760)	(19,087,653)
Change in net unrealized appreciation (depreciation)	43,866,443	(96,564,382)
Net increase (decrease) in net assets resulting from operations	1,441,471	(100,946,255)
Distributions to shareholders	(2,796,708)	(27,874,672)
Distributions to shareholders from tax return of capital	-	(92,865)

Total Distributions	(2,796,708)	(27,967,537)
Affiliated share transactions
Proceeds from sales of shares	2,823,245	26,968,985
Reinvestment of distributions	2,796,708	27,967,537
Cost of shares redeemed	(130,948,360)	(219,671,418)

Net increase (decrease) in net assets resulting from share transactions	(125,328,407)	(164,734,896)
Total increase (decrease) in net assets	(126,683,644)	(293,648,688)

Net Assets
Beginning of period	361,653,904	655,302,592
End of period	$234,970,260	$361,653,904

Other Information
Shares
Sold	36,025	295,639
Issued in reinvestment of distributions	35,943	339,843
Redeemed	(1,688,738)	(2,478,557)
Net increase (decrease)	(1,616,770)	(1,843,075)

Fidelity® International Credit Central Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$77.49	$100.66	$104.23	$101.26	$94.83	$99.80
Income from Investment Operations
Net investment income (loss) A,B	1.647	2.720	2.309	3.060	2.744	2.597
Net realized and unrealized gain (loss)	(1.481)	(20.165)	(2.501)	5.002	9.957	(3.725)
Total from investment operations	.166	(17.445)	(.192)	8.062	12.701	(1.128)
Distributions from net investment income	(.616)	(5.143)	(2.087) C	(3.418)	(3.022) C	(2.398)
Distributions from net realized gain	-	(.563)	(1.291) C	(1.674)	(3.040) C	(1.444)
Tax return of capital	-	(.019)	-	-	(.209)	-
Total distributions	(.616)	(5.725)	(3.378)	(5.092)	(6.271)	(3.842)
Net asset value, end of period	$77.04	$77.49	$100.66	$104.23	$101.26	$94.83
Total Return D,E	.21%	(17.51)%	(.18)%	8.11%	13.57%	(1.13)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% I	-% I	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% H,I	-% I	-% I	.01%	.01%	.01%
Expenses net of all reductions	-% H,I	-% I	-% I	.01%	.01%	.01%
Net investment income (loss)	4.20% H	3.08%	2.27%	2.97%	2.72%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$234,970	$361,654	$655,303	$455,948	$310,543	$172,196
Portfolio turnover rate J	53% H	25%	52%	67%	84%	85%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,222,026
Gross unrealized depreciation	(59,576,433)
Net unrealized appreciation (depreciation)	$(54,354,407)
Tax cost	$285,141,467

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
Short-term	$(16,688,233)
Long-term	(29,413,233)
Total capital loss carryforward	$(46,101,466)

The Fund elected to defer to its next fiscal year approximately $1,318,438 of ordinary losses recognized during the period November 1,2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity International Credit Central Fund
Credit Risk
Purchased Options	$(974,746)	$55,740
Swaps	(48,800)	7,290
Total Credit Risk	(1,023,546)	63,030
Foreign Exchange Risk
Forward Foreign Currency Contracts	(7,018,909)	1,148,374
Total Foreign Exchange Risk	(7,018,909)	1,148,374
Interest Rate Risk
Futures Contracts	165,170	(731,646)
Total Interest Rate Risk	165,170	(731,646)
Totals	$(7,877,285)	$479,758

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Credit Central Fund	59,133,127	181,474,544
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,920.
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023

Fidelity® International Credit Central Fund	0.0049%
Actual		$ 1,000	$ 1,002.10	$ .02
Hypothetical- B		$ 1,000	$ 1,024.77	$ .02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9882754.106
ICF-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023